Revenue - Additional Information (Detail) - Licensing Agreement [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Oasmia [Member]
Statement [line items]
Upfront payment received		$ 4,000
Simcere Pharmaceutical Group Limited [Member]
Statement [line items]
Upfront payment received	$ 11,000
Upfront payment received in cash	7,000
Upfront payment received in shares	$ 4,000
Premium on investment percentage	20.00%
Oasmia And Simcere Pharmaceutical Group [Member]
Statement [line items]
Revenue recognized out of consideration received from customers during the period		0
Oasmia Pharmceutical AB And Sincere Pharmaceuticals Group Limited [Member]
Statement [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods		11,000
Commercial Milestone [Member] | Oasmia [Member]
Statement [line items]
Contingent milestone payment receivable		42,000
Commercial Milestone [Member] | Simcere Pharmaceutical Group Limited [Member]
Statement [line items]
Contingent milestone payment receivable		$ 281,000